Condensed Statement of Cash Flows - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ 998,238	$ (462,567)	$ (181,695)	$ (1,111,964)
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest earned on securities held in Trust Account	(1,631,158)	(20,442)	(1,924)	(2,932,192)
Changes in operating assets and liabilities:
Prepaid insurance	94,553	166,750	(604,107)	509,554
Accrued expenses	337,730	206,535	76,474	2,711,299
Accrued expenses – related party	70,719			66,587
Net cash provided by operating activities	(129,918)	(109,724)	(711,252)	(756,716)
Cash flows from investing activities:
Increase in short-term investments	(580,000)		(202,998,782)	(2,999,982)
Net cash used in investing activities	108,729,854		(202,998,782)	(2,999,982)
Cash flows from financing activities:
Proceeds from issuance of Class B ordinary shares to Sponsor			25,100
Proceeds from sale of Units, net of underwriting discount paid			197,498,815
Proceeds from sale of Private units			7,796,842
Payment of offering costs			(582,540)
Proceeds from Promissory Note			338,038
Repayment of Promissory Note			(338,038)
Contribution for extension	580,000			2,999,982
Net cash used in financing activities	(108,729,854)		204,738,217	2,999,982
Net increase in cash and cash equivalents	(129,918)	(109,724)	1,028,183	(756,716)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year	271,467	1,028,183		1,028,183
Cash and cash equivalents, restricted cash and escrow money receivable at end of year	141,549	918,459	1,028,183	271,467	$ 1,028,183
Non-cash investing and financing activities:
Accretion of Class A ordinary shares to redemption value	2,211,158			5,934,098
Deferred underwriting fee payable		5,999,964	5,999,964
Cash withdrawn from Trust Account in connection with redemption	109,309,854
Redemption of Class A ordinary shares	(109,309,854)
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss				(15,725,713)	(12,885,300)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds				3,438,950	2,814,474
Depreciation of equipment and software				701,262	1,066,303
Depreciation of right-of-use assets				170,443
Amortization of intangible assets				3,525,388	4,545,804
Step acquisition of a subsidiary				(2,129,515)
Disposal of a subsidiary					(988,666)
Deferred income taxes				113,782	(369,734)
Unrealized foreign exchange loss/(gain)				543,277	(1,736,130)
Changes in operating assets and liabilities:
Accounts receivable				255,732	1,067,408
Prepayments to remittance agents					2,358,628
Amounts due from related parties				(3,418,880)	(1,031,205)
Prepayments, receivables and other assets				(8,433,545)	(1,764,492)
Escrow money payable				94,918	22,265
Client money payable				544,998	687,862
Amounts due to related parties				38,769,225	9,269,653
Accounts payable, accruals and other payables				(9,612,845)	9,023,647
Lease liabilities				(155,561)	(866)
Net cash provided by operating activities				8,681,916	12,079,651
Cash flows from investing activities:
Increase in short-term investments					(458)
Purchases of property, plant and equipment				(532,332)	(405,880)
Acquisition of a subsidiary				(200,000)
Net cash used in investing activities				(732,332)	(406,338)
Cash flows from financing activities:
Dividend paid				(1,912,014)
(Decrease) increase in bank overdrafts				(27,861)	(16,519)
Proceeds from borrowings				1,481,263	4,737,516
Repayment of borrowings				(2,242,961)	(3,646,097)
Proceeds from receivable factoring				3,230,844	12,648,366
Repayment of receivable factoring				(2,796,291)	(13,348,080)
Repayment of convertible bonds				(3,500,000)	(10,500,000)
Net cash used in financing activities				(5,767,020)	(10,124,814)
Net increase in cash and cash equivalents				2,182,564	1,548,498
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year	$ 73,999,703	$ 71,817,139		71,817,139	70,268,641
Cash and cash equivalents, restricted cash and escrow money receivable at end of year			$ 71,817,139	73,999,703	71,817,139
Supplemental disclosure of cash flow information:
Interest paid				(1,203,790)	(3,080,380)
Income taxes paid				$ (1,351,939)	$ (2,133,391)